Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2022
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Prepaid Expenses and Other Current Assets
Note 14: Prepaid Expenses and Other Current Assets

	December 31,

	2022	2021
Inventory	29	28
Prepaid expenses	159	170
Current tax receivables (1)	68	68
Deferred commissions	146	140
Other current assets	67	104
Prepaid expenses and other current assets	469	510
(1) The 2022 period included $8 million (2021 – $9 million) of uncertain tax positions, which reduced total current tax receivables.